Fair Value of Financial Instruments - Schedule (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Fair Value of Financial Instruments [Abstract]
Cash and cash equivalents - Book Value	$ 41,402	$ 44,009
Cash and cash equivalents - Fair Value	41,402	44,009
Restricted cash - Book Value	560	2,600
Restricted cash - Fair Value	560	2,600
Accounts receivable - Book Value	16,757	25,100
Accounts receivable - Fair Value	16,757	25,100
Accounts payable - Book Value	11,182	12,621
Accounts payable - Fair Value	11,182	12,621
Ship mortgage notes and premium - Book Value	664,424	663,399
Ship mortgage notes and premium - Fair Value	535,477	511,331
Other long-term debt, net of deferred finance costs - Book Value	522,985	542,438
Other long-term debt, net of deferred finance costs - Fair Value	528,030	535,519
Due from related parties, long-term - Book Value	59,320	58,016
Due from related parties, long-term - Fair Value	$ 59,320	$ 58,016